Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2024
Inventories, Net [Abstract]
Schedule of Inventories	At June 30, 2024 and December 31, 2023, inventories consisted of the following.
	June 30, 2024	December 31, 2023
	(Unaudited)
Purchased goods	$209,513	$236,739
Less: reserve for obsolete inventories	(16,830)	(17,234)
Total	$192,683	$219,505